Cover	May 26, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2021
Entity File Number	001-39867
Entity Registrant Name	PIONEER MERGER CORP.
Entity Central Index Key	0001829797
Entity Tax Identification Number	98-1563709
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	660 Madison Avenue, 19th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	803-9080
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	PACXU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	PACX
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PACXW
Security Exchange Name	NASDAQ